Cash and Cash Equivalents and Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents and Short-term Investments
Schedule of cash and cash equivalents and short term investments

	December 31,
	2023	2022

	(in US$’000)
Cash and Cash Equivalents
Cash at bank and on hand	129,968	178,326
Bank deposits maturing in three months or less	153,621	134,952
	283,589	313,278
Short-term Investments
Bank deposits maturing over three months (note)	602,747	317,718
	886,336	630,996

Note: The maturities for short-term investments ranged from 91 to 187 days and 91 to 99 days for the years ended December 31, 2023 and 2022 respectively.

	December 31,
	2023	2022

	(in US$’000)
US$	836,718	533,173
RMB	45,772	79,319
Hong Kong dollar (“HK$”)	3,114	16,721
	£713	1,370
Others	19	413
	886,336	630,996